Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000203273 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class A Shares
Trading Symbol	JEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class A Shares)	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class A Shares, without a sales charge, returned 8.08% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class A Shares)	August 31, 2018	2.40%	9.85%	7.44%
JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge		8.08	11.04	8.29
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,395,461,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 15,864,000
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203274 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class C Shares
Trading Symbol	JEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class C Shares)	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class C Shares, without a sales charge, returned 7.55% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class C Shares)	August 31, 2018	6.55%	10.51%	7.75%
JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge		7.55	10.51	7.75
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,395,461,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 15,864,000
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203275 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class I Shares
Trading Symbol	JEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class I Shares)	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class I Shares returned 8.35% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class I Shares)	August 31, 2018	8.35%	11.33%	8.55%
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,395,461,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 15,864,000
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203276 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R5 Shares
Trading Symbol	JEPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class R5 Shares returned 8.42% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R5 Shares)	August 31, 2018	8.42%	11.48%	8.70%
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,395,461,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 15,864,000
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203277 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R6 Shares
Trading Symbol	JEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund's Class R6 Shares returned 8.62% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 15.16% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 55% of the Index’s positive return with 73% of its volatility.
  The Fund’s security selection in the health care and consumer discretionary sectors detracted from performance.
  An overweight allocation in Regeneron Pharmaceuticals and an underweight allocation in Tesla, Inc. were among the top detractors from performance.
  The Fund’s security selection in the financials sector contributed to performance.
  An underweight allocation in Apple Inc. and an overweight in Oracle Corp. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R6 Shares)	August 31, 2018	8.62%	11.61%	8.81%
S&P 500 Index		15.16	16.64	13.62
ICE BofA 3-Month US Treasury Bill Index		4.68	2.77	2.55

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,395,461,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 15,864,000
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,395,461
Total number of portfolio holdings	122
Portfolio turnover rate	178%
Total advisory fees paid (000's)	$15,864

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000225320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class A Shares
Trading Symbol	JHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class A Shares, without a sales charge, returned 7.93% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class A Shares)	February 26, 2021	2.27%	6.02%
JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge		7.93	7.34
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,189,018,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 12,944,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225317 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class C Shares
Trading Symbol	JHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class C Shares, without a sales charge, returned 7.44% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class C Shares)	February 26, 2021	6.44%	6.82%
JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge		7.44	6.82
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,189,018,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 12,944,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class I Shares
Trading Symbol	JHQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class I Shares returned 8.20% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class I Shares)	February 26, 2021	8.20%	7.61%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,189,018,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 12,944,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R5 Shares
Trading Symbol	JHDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class R5 Shares returned 8.40% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	February 26, 2021	8.40%	7.77%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,189,018,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 12,944,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225316 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R6 Shares
Trading Symbol	JHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund's Class R6 Shares returned 8.52% for the twelve months ended June 30, 2025. The S&P 500 Index (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 54% of the Index’s positive return with 57% of its volatility.
  The Fund’s security selection in the industrial, cyclical and health services & systems sectors detracted from performance.
  Underweight allocations in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	February 26, 2021	8.52%	7.89%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,189,018,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 12,944,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,189,018
Total number of portfolio holdings	154
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$12,944

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class A Shares
Trading Symbol	JHTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class A Shares, without a sales charge, returned 7.83% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class A Shares)	February 26, 2021	2.18%	5.89%
JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge		7.83	7.21
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,223,591,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 7,593,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225323 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class C Shares
Trading Symbol	JHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$139	1.34%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class C Shares, without a sales charge, returned 7.24% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class C Shares)	February 26, 2021	6.24%	6.68%
JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge		7.24	6.68
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,223,591,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 7,593,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class I Shares
Trading Symbol	JHQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class I Shares returned 8.09% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class I Shares)	February 26, 2021	8.09%	7.48%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,223,591,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 7,593,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225325 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R5 Shares
Trading Symbol	JHTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class R5 Shares returned 8.24% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	February 26, 2021	8.24%	7.64%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,223,591,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 7,593,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000225321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R6 Shares
Trading Symbol	JHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund's Class R6 Shares returned 8.34% for the twelve months ended June 30, 2025. The S&P 500 Index  (the "Index") returned 14.70% and the ICE BofA 3-Month US Treasury Bill Index returned 4.68% for the twelve months ended June 30, 2025.
  The Fund captured 53% of the Index’s positive return with 64% of its volatility.
  The Fund’s security selection in the industrial cyclical and health services & systems subsectors detracted from performance.
  Underweights in Netflix Inc. and Broadcom Inc. were among the top detractors from performance.
  The Fund’s security selection in the insurance and consumer cyclical sectors contributed to performance.
  An overweight allocation in Howmet Aerospace and an underweight allocation in Adobe Inc. were among the top contributors to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	February 26, 2021	8.34%	7.75%
S&P 500 Index		14.70	13.07
ICE BofA 3-Month US Treasury Bill Index		4.68	3.13

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 3,223,591,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 7,593,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$3,223,591
Total number of portfolio holdings	154
Portfolio turnover rate	44%
Total advisory fees paid (000's)	$7,593

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

C000234321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class A Shares
Trading Symbol	JPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class A Shares, without a sales charge, returned 8.81% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class A Shares)	March 31, 2022	4.71%	3.05%
JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge		8.81	4.27
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,369,703,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 5,568,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000237453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class C Shares
Trading Symbol	JPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class C Shares, without a sales charge, returned 8.28% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class C Shares)	August 1, 2022	7.28%	3.71%
JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge		8.28	3.71
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56

Performance Inception Date	Aug. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,369,703,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 5,568,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000234322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class I Shares
Trading Symbol	JPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class I Shares returned 8.96% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class I Shares)	March 31, 2022	8.96%	4.49%
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,369,703,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 5,568,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000234320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class R6 Shares
Trading Symbol	JPDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund's Class R6 Shares returned 9.13% for the twelve months ended June 30, 2025. The Bloomberg U.S. Aggregate Index returned 6.08%, the ICE BofA US All Capital Securities Index (the "Index") returned 6.87% and the Preferred and Income Securities Composite Benchmark returned 8.01% for the twelve months ended June 30, 2025.
  The Fund’s overweight allocation to hybrid debt and bank capital securities, which generally have higher credit risk relative to other debt securities, was the leading contributor to relative performance.
  The Fund’s shorter overall duration was the leading detractor to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	March 31, 2022	9.13%	4.58%
Bloomberg U.S. Aggregate Index		6.08	0.85
ICE BofA US All Capital Securities Index		6.87	3.46
Preferred and Income Securities Composite Benchmark		8.01	3.56

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,369,703,000
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 5,568,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,369,703
Total number of portfolio holdings	145
Portfolio turnover rate	32%
Total advisory fees paid (000's)	$5,568

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class A Shares
Trading Symbol	JSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$47	0.44%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class A Shares, without a sales charge, returned 12.66% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	November 1, 2022	7.61%	15.30%
JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge		12.66	17.32
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class C Shares
Trading Symbol	JSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class C Shares, without a sales charge, returned 12.03% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	November 1, 2022	11.03%	16.66%
JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge		12.03	16.66
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class I Shares returned 12.86% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	November 1, 2022	12.86%	17.54%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R2 Shares returned 12.32% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	November 1, 2022	12.32%	16.96%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R3 Shares returned 12.57% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	November 1, 2022	12.57%	17.24%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R4 Shares returned 12.87% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	November 1, 2022	12.87%	17.53%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R5 Shares returned 13.01% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	November 1, 2022	13.01%	17.71%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R6 Shares returned 13.12% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 14.56% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform added value. The JPMorgan Value Advantage Fund within the U.S. multi-cap platform also added value. Conversely, the JPMorgan Growth Advantage Fund within the U.S. multi-cap platform detracted. The U.S. Large Cap platform and the JPMorgan Global Select Equity ETF also detracted.
  Active asset allocation was additive over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	November 1, 2022	13.12%	17.81%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement 2065 Composite Benchmark		14.56	17.94

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 90,392,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$90,392
Total number of portfolio holdings	24
Portfolio turnover rate	19%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000238571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class I Shares returned 13.83% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	November 1, 2022	13.83%	17.16%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 83,677,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class I Shares average daily net assets to 0.42% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R2 Shares returned 13.20% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	November 1, 2022	13.20%	16.57%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 83,677,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.94% of the Fund's Class R2 Shares average daily net assets to 0.92% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R3 Shares returned 13.48% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	November 1, 2022	13.48%	16.87%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 83,677,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.69% of the Fund's Class R3 Shares average daily net assets to 0.67% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R4 Shares returned 13.82% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	November 1, 2022	13.82%	17.16%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 83,677,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.44% of the Fund's Class R4 Shares average daily net assets to 0.42% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R5 Shares returned 13.98% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	November 1, 2022	13.98%	17.34%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 83,677,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.29% of the Fund's Class R5 Shares average daily net assets to 0.27% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R6 Shares returned 14.12% for the twelve months ended June 30, 2025. The MSCI ACWI Index (net total return) returned 16.26%, the S&P Target Date 2065+ Index (the "Index") returned 14.56% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 14.47% for the twelve months ended June 30, 2025.
  Relative to the Index, holding more U.S. large cap was additive. Conversely, holding less developed international relative to the S&P Target Date Indices detracted due to a weakening U.S. dollar, which boosted the returns of international indices.
  Manager selection detracted from relative performance over the year. The U.S. core fixed income platform contributed to relative performance with both underlying funds; the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund, adding value. Conversely, the JPMorgan Emerging Market Research Enhanced Equity Fund detracted from relative performance.
  Active asset allocation was neutral over the year. In early April, we initiated an overweight to high yield to capitalize on valuation opportunities. Our high yield overweight, funded primarily from core fixed income, was additive. However, cash-flow-related volatility offset the gains. We did not have any other active asset allocation positions.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	November 1, 2022	14.12%	17.46%
MSCI ACWI Index (net total return)		16.26	20.57
S&P Target Date 2065+ Index		14.56	17.94
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		14.47	18.27

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 83,677,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$83,677
Total number of portfolio holdings	16
Portfolio turnover rate	29%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses incurred by the Funds and any Underlying Funds and ETFs and acquired fund fees incurred by any Underlying Funds and ETFs) exceed 0.19% of the Fund's Class R6 Shares average daily net assets to 0.17% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments